Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Taxes [Abstract]
Statutory tax rate	30.68%
Income tax expenses varied percentage	30.68%
Net operating loss	$ 8,963,628	$ 2,897,169
Deferred tax assets, net		$ 838,228	$ 286,099